Commitments and contingencies (Q3) (Details) - Anthem, Inc. v. Express Scripts, Inc. - Pending litigation	Mar. 21, 2016 USD ($)
Pricing concessions over remaining term of contract
Loss Contingencies [Line Items]
Loss contingency, damages sought	$ 13,000,000,000.0
Pricing concessions for 1 year following contract termination
Loss Contingencies [Line Items]
Loss contingency, damages sought	1,800,000,000.0
Damages for service issues
Loss Contingencies [Line Items]
Loss contingency, damages sought	$ 150,000,000.0